Employee costs and share plans for employees - Employee costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee costs and share plans for employees
Wages and salaries	$ 9,341	$ 8,656	$ 7,633
Social security costs	1,100	991	886
Pension costs	537	546	564
Other employment costs	1,357	1,338	1,192
Total employee benefits expense	12,335	11,531	10,275
Severance costs	$ 123	$ 227	$ 238